Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE DISCLOSURE

In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company performance for the fiscal years listed below. You should refer to our Compensation Discussion & Analysis (“CD&A”) for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

							Year-end value of $100 invested on 12/31/2019 in:
Year	Summary Compensation Table Total for Gary M. Small(1) $	Summary Compensation Table Total for Donald P. Hileman(2) $	Compensation Actually Paid to Gary M. Small(3) $	Compensation Actually Paid to Donald P. Hileman (3) $	Average Summary Compensation Table Total for Non-CEO NEOs (4) $	Average Compensation Actually Paid to Non-CEO NEOs (3),(4) $	PFC(5) $	KBW Nasdaq Bank Index(5) $	Net Income (in millions) $	Core Return on Assets(6) %
2022	1,164,109	-	766,302	-	614,574	445,583	96.66	88.97	102.2	1.29%
2021	1,845,827	-	2,158,147	-	670,632	809,502	106.24	116.64	126.1	1.68%
2020	-	3,349,504	-	3,361,718	736,489	736,502	76.39	86.37	63.1	1.51%

1)	Gary M. Small became CEO of the Company on April 1, 2021 and is our current CEO.

2)	Donald P. Hileman became CEO of the Company on January 1, 2014 and served as CEO until April 1, 2021, at which time he was appointed to Executive Chair.

3)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2022		2021		2020
	Gary M. Small $	Average Non-CEO NEOs $	Gary M. Small $	Average Non-CEO NEOs $	Donald P. Hileman $	Average Non-CEO NEOs $
Total Compensation from Summary Compensation Table	1,164,109	614,574	1,845,827	670,632	3,349,504	736,489
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(308,829)	(256,886)	(950,427)	(104,234)	(186,205)	(108,207)
Year-end fair value of unvested awards granted in the current year	177,401	208,156	1,101,566	170,444	198,419	118,328
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(281,126)	(55,214)	137,503	68,147	-	(10,899)
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(8,253)	(469)	-	4,138	-	-
Forfeitures during current year equal to prior year-end fair value	-	(72,325)	-	-	-	-
Cash dividends paid on restricted stock awards	23,001	7,747	23,678	375	-	792
Total Adjustments for Equity Awards	(397,807)	(168,991)	312,320	138,870	12,214	14
Compensation Actually Paid (as calculated)	766,302	445,583	2,158,147	809,502	3,361,718	736,502

4)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2022: Donald P. Hileman, Paul D. Nungester, Tina M. Shaver, Varun Chandhok, Matthew T. Garrity
2021: Donald P. Hileman, Paul D. Nungester, Varun Chandhok, Matthew T. Garrity, Jason L. Gendics, Vince J. Liuzzi
2020: Gary M. Small, Paul D. Nungester, Matthew T. Garrity, Vince J. Liuzzi, Jude J. Nohra

5)	TSR is determined based on the value of an initial fixed investment of $100 and the reinvestment of all dividends. The TSR peer group consists of the KBW Nasdaq Bank Index.

6)	Core Return on Assets represents Net Income excluding merger-related provision and other costs divided by Average Total Assets. Please see Appendix A for a reconciliation of Core ROA to GAAP ROA.

Company Selected Measure Name			Core Return on Assets
Named Executive Officers, Footnote [Text Block]
4)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2022: Donald P. Hileman, Paul D. Nungester, Tina M. Shaver, Varun Chandhok, Matthew T. Garrity
2021: Donald P. Hileman, Paul D. Nungester, Varun Chandhok, Matthew T. Garrity, Jason L. Gendics, Vince J. Liuzzi
2020: Gary M. Small, Paul D. Nungester, Matthew T. Garrity, Vince J. Liuzzi, Jude J. Nohra

Peer Group Issuers, Footnote [Text Block]
5)	TSR is determined based on the value of an initial fixed investment of $100 and the reinvestment of all dividends. The TSR peer group consists of the KBW Nasdaq Bank Index.

Adjustment To PEO Compensation, Footnote [Text Block]
3)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2022		2021		2020
	Gary M. Small $	Average Non-CEO NEOs $	Gary M. Small $	Average Non-CEO NEOs $	Donald P. Hileman $	Average Non-CEO NEOs $
Total Compensation from Summary Compensation Table	1,164,109	614,574	1,845,827	670,632	3,349,504	736,489
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(308,829)	(256,886)	(950,427)	(104,234)	(186,205)	(108,207)
Year-end fair value of unvested awards granted in the current year	177,401	208,156	1,101,566	170,444	198,419	118,328
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(281,126)	(55,214)	137,503	68,147	-	(10,899)
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(8,253)	(469)	-	4,138	-	-
Forfeitures during current year equal to prior year-end fair value	-	(72,325)	-	-	-	-
Cash dividends paid on restricted stock awards	23,001	7,747	23,678	375	-	792
Total Adjustments for Equity Awards	(397,807)	(168,991)	312,320	138,870	12,214	14
Compensation Actually Paid (as calculated)	766,302	445,583	2,158,147	809,502	3,361,718	736,502

Non-PEO NEO Average Total Compensation Amount			$ 614,574	$ 670,632	$ 736,489
Non-PEO NEO Average Compensation Actually Paid Amount			$ 445,583	809,502	736,502
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2022		2021		2020
	Gary M. Small $	Average Non-CEO NEOs $	Gary M. Small $	Average Non-CEO NEOs $	Donald P. Hileman $	Average Non-CEO NEOs $
Total Compensation from Summary Compensation Table	1,164,109	614,574	1,845,827	670,632	3,349,504	736,489
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(308,829)	(256,886)	(950,427)	(104,234)	(186,205)	(108,207)
Year-end fair value of unvested awards granted in the current year	177,401	208,156	1,101,566	170,444	198,419	118,328
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(281,126)	(55,214)	137,503	68,147	-	(10,899)
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(8,253)	(469)	-	4,138	-	-
Forfeitures during current year equal to prior year-end fair value	-	(72,325)	-	-	-	-
Cash dividends paid on restricted stock awards	23,001	7,747	23,678	375	-	792
Total Adjustments for Equity Awards	(397,807)	(168,991)	312,320	138,870	12,214	14
Compensation Actually Paid (as calculated)	766,302	445,583	2,158,147	809,502	3,361,718	736,502

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Pay Versus Performance: Graphical Description

The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:

●	the Company’s cumulative TSR and the Peer Group’s cumulative TSR;

CAP and Cumulative TSR / Cumulative TSR of the Peer Group

Compensation Actually Paid vs. Net Income [Text Block]

Pay Versus Performance: Graphical Description

The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:

●	the Company’s Net Income; and

CAP and Company Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Pay Versus Performance: Graphical Description

The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:

●	the Company Selected Measure, which for Premier Financial is Return on Assets

CAP and Core Return on Assets

Total Shareholder Return Vs Peer Group [Text Block]

Pay Versus Performance: Graphical Description

The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:

●	the Company’s cumulative TSR and the Peer Group’s cumulative TSR;
Cumulative TSR / Cumulative TSR of the Peer Group

Tabular List [Table Text Block]

Tabular List of Financial Performance Measures
In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in 2022 to our performance were:

●	Return on Assets;

●	Pre-Tax Provision Income;

●	Average Loan Growth;

●	Efficiency Ratio;

●	Average Deposit Growth; and

●	Relative TSR.

Total Shareholder Return Amount			$ 96.66	106.24	76.39
Peer Group Total Shareholder Return Amount			88.97	116.64	86.37
Net Income (Loss)			$ 102,200,000	$ 126,100,000	$ 63,100,000
Company Selected Measure Amount			0.0129	0.0168	0.0151
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Return on Assets
Non-GAAP Measure Description [Text Block]
6)	Core Return on Assets represents Net Income excluding merger-related provision and other costs divided by Average Total Assets. Please see Appendix A for a reconciliation of Core ROA to GAAP ROA.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Pre-Tax Provision Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Average Loan Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Efficiency Ratio
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Average Deposit Growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name			Relative TSR
Gary M. Small [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 1,164,109	$ 1,845,827
PEO Actually Paid Compensation Amount			$ 766,302	2,158,147
PEO Name		Gary M. Small	Gary M. Small
Donald P. Hileman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					$ 3,349,504
PEO Actually Paid Compensation Amount					$ 3,361,718
PEO Name	Donald P. Hileman				Donald P. Hileman
PEO [Member] | Gary M. Small [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (397,807)	312,320
PEO [Member] | Gary M. Small [Member] | Adjustments for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(308,829)	(950,427)
PEO [Member] | Gary M. Small [Member] | Adjustment for Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			177,401	1,101,566
PEO [Member] | Gary M. Small [Member] | Adjustment for Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(281,126)	137,503
PEO [Member] | Gary M. Small [Member] | Adjustments for Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,253)	0
PEO [Member] | Gary M. Small [Member] | Adjustments for Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Gary M. Small [Member] | Adjustments for Cash dividends paid on restricted stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			23,001	23,678
PEO [Member] | Donald P. Hileman [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ 12,214
PEO [Member] | Donald P. Hileman [Member] | Adjustments for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(186,205)
PEO [Member] | Donald P. Hileman [Member] | Adjustment for Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					198,419
PEO [Member] | Donald P. Hileman [Member] | Adjustment for Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Donald P. Hileman [Member] | Adjustments for Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Donald P. Hileman [Member] | Adjustments for Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Donald P. Hileman [Member] | Adjustments for Cash dividends paid on restricted stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Non-PEO NEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(168,991)	138,870	14
Non-PEO NEO [Member] | Adjustments for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(256,886)	(104,234)	(108,207)
Non-PEO NEO [Member] | Adjustment for Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			208,156	170,444	118,328
Non-PEO NEO [Member] | Adjustment for Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(55,214)	68,147	(10,899)
Non-PEO NEO [Member] | Adjustments for Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(469)	4,138	0
Non-PEO NEO [Member] | Adjustments for Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(72,325)	0	0
Non-PEO NEO [Member] | Adjustments for Cash dividends paid on restricted stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 7,747	$ 375	$ 792